Schedule of Investments (unaudited) September 30, 2021	BlackRock LifePath® Dynamic 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 91.0%
BlackRock Advantage Emerging Markets Fund, Class K	692,183	$8,389,262
Diversified Equity Master Portfolio	$38,039,683	38,039,683
International Tilts Master Portfolio	$11,579,485	11,579,485
iShares Developed Real Estate Index Fund, Class K	304,282	3,368,405
iShares MSCI EAFE Small-Cap ETF	64,167	4,774,666

		66,151,501

Fixed-Income Funds — 1.2%
CoreAlpha Bond Master Portfolio	$203,775	203,775
iShares Core U.S. Aggregate Bond ETF	2,795	320,950
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,021	135,824
iShares TIPS Bond ETF	558	71,251
Master Total Return Portfolio	$136,693	136,693

		868,493

Security	Shares	Value

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	138,838	$138,907
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	4,995,549	4,995,549

		5,134,456

Total Investments — 99.3% (Cost: $63,945,317)		72,154,450

Other Assets Less Liabilities — 0.7%		515,553

Net Assets — 100.0%		$72,670,003

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares/ Investment Value Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$6,484,713	$2,561,061		$(275,762)	$7,963	$(388,713)	$8,389,262	692,183	$39,870		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	—	138,932	(a)	—	(25)	—	138,907	138,838	1,196	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,766,111	2,229,438	(a)	—	—	—	4,995,549	4,995,549	349		—
CoreAlpha Bond Master Portfolio	118,480	87,171	(a)	—	229	(2,105)	203,775	$203,775	2,813		—
Diversified Equity Master Portfolio	29,604,285	3,932,964	(a)	—	6,203,386	(1,700,952)	38,039,683	$38,039,683	250,789		—
International Tilts Master Portfolio	8,751,561	2,193,786	(a)	—	987,383	(353,245)	11,579,485	$11,579,485	194,417		—
iShares Core U.S. Aggregate Bond ETF	272,309	391,869		(335,350)	(3,853)	(4,025)	320,950	2,795	3,780		—
iShares Developed Real Estate Index Fund, Class K	2,614,055	413,234		—	—	341,116	3,368,405	304,282	73,831		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	75,419	61,629		—	—	(1,224)	135,824	1,021	1,800		—
iShares MSCI EAFE Small-Cap ETF	3,758,088	843,227		(160,185)	24,229	309,307	4,774,666	64,167	37,468		—
iShares TIPS Bond ETF	71,229	—		—	—	22	71,251	558	2,233		—
Master Total Return Portfolio	79,521	58,828	(a)	—	1,267	(2,923)	136,693	$136,693	2,242		—

					$7,220,579	$(1,802,742)	$72,154,450		$610,788		$—

(a) Represents net amount purchased (sold).

(b) All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and  collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	11	10/15/21	$1,123	$12,249
S&P/TSE 60 Index	11	12/16/21	2,078	(60,219)
FTSE 100 Index	3	12/17/21	286	3,080
FTSE/MIB Index	7	12/17/21	1,029	(9,332)
MSCI EAFE Index	20	12/17/21	2,267	(100,265)
Russell 2000 E-Mini Index	6	12/17/21	660	(13,532)
S&P 500 Micro E-Mini Index	49	12/17/21	1,053	(38,139)

				(206,158)

Short Contracts
TOPIX Index	7	12/09/21	1,277	(6,442)
S&P 500 E-Mini Index	6	12/17/21	1,289	55,542

				49,100

				$(157,058)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,575,734	USD	2,032,756	Bank of America N.A.	12/15/21	$796
USD	809,105	AUD	1,096,232	Deutsche Bank AG	12/15/21	16,323
USD	116,064	EUR	98,000	Morgan Stanley & Co. International PLC	12/15/21	2,378
USD	809,130	JPY	89,119,392	Morgan Stanley & Co. International PLC	12/15/21	7,889

						27,386

EUR	2,107,554	USD	2,495,909	Bank of America N.A.	12/15/21	(51,010)
USD	800,696	CAD	1,014,567	Morgan Stanley & Co. International PLC	12/15/21	(309)

						(51,319)

						$(23,933)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$16,532,333	$—	$—	$16,532,333
Fixed-Income Funds	528,025	—	—	528,025
Money Market Funds	5,134,456	—	—	5,134,456

	$22,194,814	$—	$—	22,194,814

Investments Valued at NAV(a)				49,959,636

				$72,154,450

Derivative Financial Instruments(b)
Assets
Equity Contracts	$70,871	$—	$—	$70,871
Foreign Currency Exchange Contracts	—	27,386	—	27,386
Liabilities
Equity Contracts	(227,929)	—	—	(227,929)
Foreign Currency Exchange Contracts	—	(51,319)	—	(51,319)

	$(157,058)	$(23,933)	$—	$(180,991)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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